MINING INTERESTS (Details Textual)				1 Months Ended		12 Months Ended
	Dec. 16, 2025 USD ($) shares	Mar. 13, 2025 USD ($) shares	Jul. 02, 2020 USD ($) shares	Jan. 21, 2021 USD ($) shares	Jul. 31, 2020 USD ($) $ / Ounce	Dec. 31, 2025 USD ($) ounce oz	Dec. 31, 2024 USD ($) ounce oz	Dec. 16, 2025 $ / shares	Dec. 16, 2025 USD ($)	Mar. 13, 2025 $ / shares	Mar. 13, 2025 USD ($)
Disclosure of mining interests [line items]
Purchase of mining assets						$ 148,561,000	$ 95,097,000
Del Toro Silver Mine [Member]
Disclosure of mining interests [line items]
Proportion of ownership interest sell						100.00%
Wheaton Precious Metals International Ltd [Member]
Disclosure of mining interests [line items]
Ounces of gold delivered during period						31,539	28,746
Per-ounce price of gold delivered during the period						$ 641	$ 635
Santa Elena Silver/Gold Mine [Member] | Sandstorm Gold Ltd. [Member]
Disclosure of mining interests [line items]
Percent of gold production required to be sold						20.00%
Gold, selling price, per ounce						$ 450
Purchase agreement, annual inflation increase, percent						1.00%
Gold sold during period (Ounce) | oz						0	47
Santa Elena Silver/Gold Mine [Member] | Orogen Royalties Inc [Member]
Disclosure of mining interests [line items]
Net smelter royalty percentage						2.00%
Accrued amount in NSR						$ 14,000,000	$ 11,300,000
Mexico - Los Gatos [Member]
Disclosure of mining interests [line items]
Proportion of ownership interest						70.00%
Proportion of ownership interests held by non-controlling partner						30.00%
Mexico - Los Gatos [Member] | Zinc [Member]
Disclosure of mining interests [line items]
Revenue from metal as percentage of total revenue						75.00%
Mexico - Los Gatos [Member] | Lead [Member]
Disclosure of mining interests [line items]
Revenue from metal as percentage of total revenue						25.00%
Mexico - Los Gatos [Member] | La Cuesta International S.A. de C.V. [Member]
Disclosure of mining interests [line items]
Net smelter royalty payments						$ 700,000	$ 0
Mexico - Los Gatos [Member] | La Cuesta International S.A. de C.V. [Member] | Tranche One [Member]
Disclosure of mining interests [line items]
Net smelter royalty percentage						2.00%
Maximum concession amount						$ 10,000,000
Mexico - Los Gatos [Member] | La Cuesta International S.A. de C.V. [Member] | Tranche Two [Member]
Disclosure of mining interests [line items]
Net smelter royalty percentage						0.50%
Maximum concession amount						$ 10,000,000
Mexico - Los Gatos [Member] | La Cuesta International S.A. de C.V. [Member] | Tranche Three [Member]
Disclosure of mining interests [line items]
Net smelter royalty percentage						0.50%
San Dimas Silver/Gold Mine [Member] | Wheaton Precious Metals International Ltd [Member]
Disclosure of mining interests [line items]
New stream agreement, percentage of gold equivalent production, counter party						25.00%
New stream agreement, ongoing payments, upper range limit						$ 600
New stream agreement, percentage of annual inflation adjustment						1.00%
San Dimas Silver/Gold Mine [Member] | Wheaton Precious Metals International Ltd [Member] | Gold [Member]
Disclosure of mining interests [line items]
Ounces of gold delivered during period | ounce						31,539	28,746
Per-ounce price of gold delivered during the period						$ 641	$ 635
La Encantada Silver Mine [Member]
Disclosure of mining interests [line items]
Percent of gold production required to pay						100.00%
Ounces of royalty payable annually | oz						1,000
Accrued amount in royalty payments						$ 300,000	400,000
Jerritt Canyon Gold Mine [Member]
Disclosure of mining interests [line items]
NSR royalty rate on production of gold and silver						0.75%
Accrued amount in royalty payments							$ 0
Jerritt Canyon Gold Mine [Member] | Bottom of range [Member]
Disclosure of mining interests [line items]
NSR royalty rate on production of gold and silver						2.50%
Jerritt Canyon Gold Mine [Member] | Top of range [Member]
Disclosure of mining interests [line items]
NSR royalty rate on production of gold and silver						5.00%
Springpole Silver Stream [Member]
Disclosure of mining interests [line items]
Acquisition of mining interest, consideration transferred		$ 5,000,000	$ 10,000,000	$ 7,500,000
Purchase of mining assets			2,500,000	3,750,000
Acquisition of mining interest, shares issued, value			$ 7,500,000	$ 3,750,000
Acquisition of mining interest, shares issued (in shares) | shares			805,698	287,300
Springpole Silver Stream [Member] | Springpole Stream Agreement [Member]
Disclosure of mining interests [line items]
Acquisition of mining interest, consideration transferred		$ 5,000,000
Springpole Silver Stream [Member] | First Mining Gold Corp [Member]
Disclosure of mining interests [line items]
Percentage of life of mine payable silver produced					50.00%
Acquisition of mining interest, price					$ 22,500,000
Percentage of silver spot price					33.00%
Silver purchase price | $ / Ounce					7.5
Purchase price, annual inflation escalation					2.00%
Springpole Silver Stream [Member] | First Mining Gold Corp [Member] | Springpole Stream Agreement [Member]
Disclosure of mining interests [line items]
Fair value of warrants									$ 4,700,000		$ 5,700,000
Class of warrants or rights, number of warrants granted | shares		32,100,000
Class of warrants or rights, exercise price (in CAD per share) | $ / shares								$ 0.2		$ 0.4
Reduced silver stream percentage	25.00%
Warrants exercise price increase (decrease) | $ / shares										$ 0.2
Fair value of warrants increase (decrease)											$ 800,000
Number of common shares received after warrant exercise | shares	32,100,000
Repurchase right percentage of silver stream									50.00%
Consideration for silver stream	$ 22,500,000